Selling, general and administrative expense (Tables)	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expense
Schedule of Selling, general and administrative expenses

Selling, general and administrative expenses consist of the following:

	Year ended
	December 31,
	2021	2020
Selling, general and administrative expenses:
Salaries and benefits	$188,391	$104,252
Sales and marketing	41,841	23,272
Rent and occupancy	27,957	13,124
Travel	7,942	4,779
Professional fees	39,669	47,598
Office supplies and services	29,091	17,237
Other	35,215	17,012
Total selling, general and administrative expense	$370,106	$227,274